General company information (Details) - Jan. 31, 2022 - Major ordinary share transactions € in Millions	EUR (€) shares	$ / shares
General company information
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs | €	€ 15.0
Number of common shares issued (in shares) | shares	4,479,088
Share price | $ / shares		$ 3.73